S000009914 [Member] Investment Risks - AMG GW&K Core Bond ESG Fund	Oct. 31, 2025
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ESG Investing Risk—because applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, the Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect the Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will improve the financial performance of the Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or the Subadviser’s assessment of a company’s ESG practices may change over time. The Subadviser’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Asset Backed and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset-Backed and Mortgage-Backed Securities Risk—investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk—during periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.
Inflation Deflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation/Deflation Risk—inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Municipal Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Market Risk—factors unique to the municipal bond market may negatively affect the value of municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk— a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.
U S Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

Reinvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Reinvestment Risk—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.
Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk—the value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.